Net Income (Loss) per Share (Details) - Schedule of diluted net loss per share - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Diluted Net Loss Per Share [Abstract]
Stock options	51,845	54	4,329
Restricted stock units	7,084	7,041
Warrants	125	125